Accumulated other comprehensive income (loss) - Net Change of AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net changes on investments transferred to held-to-maturity		$ 0
Other comprehensive income (loss), net of taxes	$ 67,254	(252,535)	$ (75,237)
Unrealized net gains (losses) on translation of net investment in foreign operations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net changes on investments transferred to held-to-maturity		0
Other comprehensive income (loss), net of taxes	222	(4,787)	152
Unrealized net gains (losses) on translation of net investment in foreign operations | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	(259)	885	203
Unrealized net gains (losses) on translation of net investment in foreign operations | Available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	(2,778)	1,243	(40)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	19,420	(38,925)	(3,129)
Gains (losses) on net investment hedge
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	(19,198)	34,138	3,281
Accumulated net investment gain (loss) | Held-to-maturity securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net changes on investments transferred to held-to-maturity	0	(99,143)	0
Reclassifications, net of tax	9,145	7,840	151
Other comprehensive income (loss), net of taxes	9,145	(91,303)	151
Accumulated net investment gain (loss) | Available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	60,199	(298,768)	(94,960)
Net changes on investments transferred to held-to-maturity	0	99,143	0
Reclassifications, net of tax	14	19	239
Other comprehensive income (loss), net of taxes	57,435	(198,363)	(94,761)
Employee benefit plans adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net changes on investments transferred to held-to-maturity		0
Employee benefit plans adjustments | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	0	0	(1,462)
Net changes on investments transferred to held-to-maturity		0
Reclassifications, net of tax	0	(907)	0
Other comprehensive income (loss), net of taxes	(3,658)	8,495	15,855
Employee benefit plans adjustments | Post-retirement healthcare plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net changes on investments transferred to held-to-maturity		0
Other comprehensive income (loss), net of taxes	4,110	33,423	3,366
Net actuarial gain (loss) | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	(5,762)	6,218	14,772
Reclassifications, net of tax	2,284	2,218	2,766
Net actuarial gain (loss) | Post-retirement healthcare plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	4,919	31,455	1,163
Reclassifications, net of tax	524	1,444	1,679
Prior service credit (cost) arising during the year | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	0	0	(399)
Reclassifications, net of tax	79	81	(25)
Prior service credit (cost) arising during the year | Post-retirement healthcare plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassifications, net of tax	$ (1,333)	$ 524	$ 524